12. Deferred Purchase Consideration (Annual)	12 Months Ended
Dec. 31, 2021
Deferred Purchase Consideration
12. Deferred Purchase Consideration (Annual)

12. Deferred Purchase Consideration

In terms of the acquisition of Virtual Generation on January 31, 2019, the Company issued non-interest bearing promissory notes of €3,803,000 owing to both related parties and non-related parties. The value of the promissory notes payable related parties was €1,521,200 and to non-related parties was €2,281,800.

The promissory notes payable to non-related parties are to be settled as follows:

(a)	an aggregate of €1,435,200 in cash in 23 equal and consecutive monthly installments of €62,400 with the first such payment due and payable on the date that was one month after the Closing Date; and

(b)	an aggregate of €846,600 in shares of the Company’s common stock in 17 equal and consecutive monthly installments of €49,800 as determined by the average of the closing prices of such shares on the last 10 trading days immediately preceding the determination date of each monthly issuance, which issuances commenced on March 1, 2019.

Pursuant to the terms of the Purchase Agreement that the Company entered into with Virtual Generation, the Company agreed to pay the sellers of Virtual Generation an earnout payment in shares of our common stock equal to an aggregate amount of €500,000 (approximately $561,500), if the amounts of bets made by users of the Virtual Generation platform grew by more than 5% for the year ended December 31, 2019 compared to the year ended December 31, 2018. Based on the 18,449,380 tickets sold in 2019 the Virtual Generation sellers qualified for the earnout payment of 132,735 shares of common stock at a price of $4.23 per share, which shares were issued effective January 2020. The amount due to the non-related party Virtual Generation sellers amounted to €300,000 (approximately $336,810).

The future payments on the promissory notes were discounted to present value using the Company’s average cost of funding of 10%. The discount was being amortized over the repayment period of the promissory note using the effective interest rate method.

During the year ended December 31, 2021, the Company paid the remaining balance of €20,800 (Approximately $25,262) to non-related parties in terms of the Virtual Generation promissory note.

The movement on deferred purchase consideration consists of the following:

Description	December 31, 2021	December 31, 2020
Principal Outstanding
Promissory note due to non-related parties	$25,434	$1,802,384
Settled by the issuance of common shares	—	(724,467)
Repayment in cash	(25,262)	(1,105,455)
Foreign exchange movements	(172)	52,972
	—	25,434
Present value discount on future payments
Present value discount	(7,761)	(120,104)
Amortization	7,700	114,333
Foreign exchange movements	61	(1,990)
	—	(7,761)
Deferred purchase consideration, net	$—	$17,673